Business, Going Concern, Liquidity and Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Inventory, net	$ 109,706	$ 204,073
Finished Goods Catheters [Member]
Inventory, Finished Goods, Gross	104,994	199,361
Finished Goods Consoles [Member]
Inventory, Finished Goods, Gross	$ 4,712	$ 4,712